SUMMARY OF SIGNIFICANT ACCOUNTING - BUSINESS ACQUISITIONS - Pro forma information of acquisitions (Details) - Ocean Joy Holdings Limited ("Ocean Joy") - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Pro forma net revenue	$ 264,887,363	$ 138,662,645
Pro forma net income (loss)	$ 14,521,983	$ 18,900,392